Financial Instruments - Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jul. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Advances to joint venture partner (note 6a)		$ 14,364
Long-term debt (note 7)	(1,804,455)	(1,777,507)	(963,000)
Carrying Amount Asset (Liability) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Advances to equity accounted joint ventures (note 6b)	85,469	85,135
Advances to joint venture partner (note 6a)		14,364
Carrying Amount Asset (Liability) [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash	620,058	636,779
Carrying Amount Asset (Liability) [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in other assets	16,452
Carrying Amount Asset (Liability) [Member] | Level 2 [Member] | Interest rate swap agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements - assets	121,520	81,119
Interest rate swap agreements - liabilities	(246,412)	(200,762)
Carrying Amount Asset (Liability) [Member] | Level 2 [Member] | Cross currency swap agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency swap agreements	(22,018)	(18,236)
Carrying Amount Asset (Liability) [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other derivative	1,576	6,344
Carrying Amount Asset (Liability) [Member] | Public [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt (note 7)	(260,880)	(263,534)
Carrying Amount Asset (Liability) [Member] | Non-public [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt (note 7)	(1,543,575)	(1,513,973)
Fair Value Asset (Liability) [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash	620,058	636,779
Fair Value Asset (Liability) [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in other assets	16,452
Fair Value Asset (Liability) [Member] | Level 2 [Member] | Interest rate swap agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements - assets	121,520	81,119
Interest rate swap agreements - liabilities	(246,412)	(200,762)
Fair Value Asset (Liability) [Member] | Level 2 [Member] | Cross currency swap agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency swap agreements	(22,018)	(18,236)
Fair Value Asset (Liability) [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other derivative	1,576	6,344
Fair Value Asset (Liability) [Member] | Public [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt (note 7)	(275,881)	(274,240)
Fair Value Asset (Liability) [Member] | Non-public [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt (note 7)	$ (1,473,247)	$ (1,409,252)